S000015790 [Member] Annual Fund Operating Expenses - BOND INDEX FUND	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
BOND INDEX FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.12%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.07%	[1]

[1]
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (including acquired fund fees and expenses, but excluding extraordinary expenses) do not exceed 0.07%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2026 without the approval of the Board of Trustees.